S000069539 [Member] Expense Example, No Redemption - Ashmore Emerging Markets Debt Fund	Oct. 31, 2025 USD ($)
Institutional Class Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 76
Expense Example, No Redemption, 3 Years	387
Expense Example, No Redemption, 5 Years	720
Expense Example, No Redemption, 10 Years	1,664
Class A Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	490
Expense Example, No Redemption, 3 Years	876
Expense Example, No Redemption, 5 Years	1,286
Expense Example, No Redemption, 10 Years	2,428
Class C Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	170
Expense Example, No Redemption, 3 Years	734
Expense Example, No Redemption, 5 Years	1,326
Expense Example, No Redemption, 10 Years	$ 2,734